Summary of Significant Accounting Policies - Schedule of Estimated Useful life of Asset (Details)	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Buildings [Member]
Estimated useful life	Over the lease term